Vanguard Real Estate II Index Fund N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Prospectus Date	May 29, 2025